SHORT-TERM INVESTMENTS	12 Months Ended
Feb. 28, 2022
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

4.           SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of	As of
	February 28,	February 28,
	2021	2022

Held-to-maturity investments (1)	$1,927,862	$580,352
Variable-rate financial instruments (2)	457,723	150,000
Available-for-sale securities (3)	308,970	340,183

	$2,694,555	$1,070,535

(1)	The Group purchased wealth management products from financial institutions and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from three months to twelve months. The Group estimated that their fair value approximate their amortized costs.
(2)	The Group purchased several investment products indexed to certain stock, stock market or foreign exchange with maturities less than one year and accounted for them at fair value. The fair value changes of the investment products was insignificant for the year ended February 28, 2022.
(3)	The short-term available-for-sale securities include wealth management products issued by commercial banks and other financial institutions with variable rates where principal is unsecured but no restriction on withdrawal. The Group accounted for them at fair value and recognized a fair value decrease of $16,854 through other comprehensive loss for the year ended February 28, 2022.